Net sales	12 Months Ended
Dec. 31, 2025
Net sales
Net sales
19 Net sales

Accounting policy:

The Company presents gross revenue from sales and services, sales deductions, rebates and taxes, as required for Brazilian companies according to Law No. 6,404/76, Section V, Art. 187. The main sources of revenue are:

i.Sale of products

Sales revenues are recognized when (or as) the Company satisfies the performance obligation by transferring the product or service to the customer. The asset is transferred when (or as) the customer obtains control of that asset. Revenue is recognized at that point, provided that revenue and costs can be measured reliably, the receipt of consideration is probable, and there is no continuing managerial involvement with the products.

The lubricants are sold in identified contracts with individual customers and in sets, as a package of goods or services.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinguished in the contracts. This type of sales represents two separate performance obligations and, therefore, revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price is allocated to different performance obligations based on the stand-alone selling price, in which revenues are identified, measured and recorded separately. Trade incentives, including cash incentives, volume discounts and rebates, and free or discounted goods or services, are accounted for as a reduction in revenue.

ii.Billed revenue

The Company, through distributors directly and indirectly controlled by Compass Gás e Energia, provides natural gas distribution services in the locations where they hold the concession right. The fair value and selling prices of individual services are broadly similar.

Gas distribution revenue is recognized when its value can be reliably measured, and is recognized in the income statement in the same period in which the volumes are delivered to customers based on monthly measurements performed.

iii.Unbilled revenue

Unbilled natural gas distribution revenue refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated by considering the average daily billed volume multiplied by the number of unbilled days and by the consumption behavior in the Company's distribution network during the unbilled period compared to the billed period. In addition, the applicable tariff approved by the regulatory authority is applied to the referred volume.

Actual volume billed may vary from estimates. The Company believes, based on past experience with similar operations, that the estimated amount of unbilled services will not differ significantly from the actual amount.

iv.Concession construction revenue

The construction of the necessary infrastructure for gas distribution is regarded as a construction service provided to the Granting Authority, and revenue is recognized over time using the incurred cost method. The costs are deducted from income when they are incurred.

Advances received are accounted for as contractual liabilities.

v.Services rendered

Revenue is recognized over time as services are provided. The stage of completion to determine the amount of revenue to be recognized is evaluated based on assessments of progress of work performed.

If services under a single contract occur in different periods, consideration is allocated based on their individual sales prices. The individual selling price is determined on the basis of the list prices at which the Company sells the services in separate transactions

vi.Logistics services provided

Revenues from the provision of services are recognized when the entity transfers to the counterpart the significant risks and benefits inherent to the provision of services, when it is probable that the economic benefits associated with the transaction will flow to the Company, as well as when its related value and incurred costs can be reliably measured.

Service prices are fixed based on service orders or contracts. The Company’s revenue is basically comprised of rail freight, road freight, container transport and port elevation services, which is why the above criteria are normally met to the extent that the logistics service is provided.

vii.Lease Revenues

Rental revenue is recognized on a straight-line basis over the term of each contract, to the extent that the contracts transfer to customers the right to use the assets for a period in exchange for consideration to the subsidiary that can be measured reliably.

viii.Sale of properties for investment

Revenue comprises the fair value of the consideration received or receivable for the disposal of investment property in the ordinary course of the subsidiaries’ activities. Revenue is presented net of taxes, returns, allowances and discounts, and in the consolidated financial statements after eliminating sales within the subsidiary. Revenue is recognized when the subsidiary fulfils all the obligations and promises identified in the contract for the transfer of the assets to the customer.

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Gross revenue from the sale of products and services	46,069,211	50,141,542	45,298,287
Construction revenue	1,568,285	1,602,284	1,494,142
Indirect taxes and other deductions	(7,218,900)	(7,793,084)	(7,323,932)
Net sales	40,418,596	43,950,742	39,468,497

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
At a point in time
Natural gas distribution	12,844,764	16,186,692	15,737,450
Lubricants, base oil and other	8,812,257	9,424,869	9,285,675
Lease and sale of property	653,785	1,441,809	743,411
Other	2,194,419	596,632	538,445
	24,505,225	27,650,002	26,304,981
Over time
Railroad transportation services	13,053,660	13,251,052	10,379,017
Construction revenue	1,568,285	1,602,284	1,494,141
Container operations	794,116	685,337	558,699
Other services	507,874	823,500	792,951
	15,923,935	16,362,173	13,224,808

Eliminations	(10,564)	(61,433)	(61,292)
Total net sales	40,418,596	43,950,742	39,468,497